Stockholders' Equity - Schedule of Stockholders Equity (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	$ 330,038	$ 349,958	$ 349,958	$ 357,932	$ 442,792
Issuance of common stock under stock plans, net of tax and payments	138	599	32	2,691	2,310
Stock-based compensation expense	5,462	5,265	19,987	16,823	15,383
Unrealized losses on marketable securities, net of tax	(8)	(607)	(219)	325	0
Foreign currency translation, net of tax	1,267	(674)	(1,189)	541	(2,979)
Net loss	(20,504)	(11,163)	(38,531)	(28,354)	(99,574)
Ending balance	$ 316,393	$ 343,378	$ 330,038	$ 349,958	$ 357,932
Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	38,573	38,014	38,014	37,280	36,768
Beginning balance	$ 39	$ 38	$ 38	$ 37	$ 37
Issuance of common stock under stock plans, net of tax and payments (in shares)	228	274	559	734	512
Issuance of common stock under stock plans, net of tax and payments			$ 1	$ 1
Ending balance (in shares)	38,801	38,288	38,573	38,014	37,280
Ending balance	$ 39	$ 38	$ 39	$ 38	$ 37
Additional paid-in capital
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	803,160	783,142	783,142	763,629	745,936
Issuance of common stock under stock plans, net of tax and payments	138	599	31	2,690	2,310
Stock-based compensation expense	5,462	5,265	19,987	16,823	15,383
Ending balance	808,760	789,006	803,160	783,142	763,629
Accumulated other comprehensive income (loss)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(3,080)	(1,672)	(1,672)	(2,538)	441
Unrealized losses on marketable securities, net of tax	(8)	(607)	(219)	325
Foreign currency translation, net of tax	1,267	(674)	(1,189)	541	(2,979)
Ending balance	(1,821)	(2,953)	(3,080)	(1,672)	(2,538)
Accumulated deficit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance	(470,081)	(431,550)	(431,550)	(403,196)	(303,622)
Net loss	(20,504)	(11,163)	(38,531)	(28,354)	(99,574)
Ending balance	$ (490,585)	$ (442,713)	$ (470,081)	$ (431,550)	$ (403,196)